John Hancock Global Shareholder Yield Fund Average Annual Total Returns - Class A C I R2 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.26%	5.70%	5.44%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.31%	3.99%	4.03%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.26%	4.22%	4.08%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.21%	5.99%	5.20%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.31%	7.07%	6.26%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	13.92%	6.68%	5.85%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	14.45%	7.17%	6.38%